Cash and Cash Equivalents	6 Months Ended
Jun. 30, 2024
Cash and cash equivalents [abstract]
Cash and Cash Equivalents
13.
Cash and Cash Equivalents

Cash and cash equivalents are comprised of the following:

(In thousand Euros)	June 30, 2024	December 31, 2023
Cash	3	17
Bank and other credit institutions	23,527	28,786
Bank and other credit institutions, foreign currency	29,954	35,441
Other cash equivalents	6,264	36,914
Total	59,748	101,158

We maintain cash and cash equivalents with major financial institutions.

Details of cash at banks and other credit institutions with balances held in foreign currency are as follows:

(In thousand Euros)	June 30, 2024	December 31, 2023
USD	21,764	30,686
GBP	6,267	3,356
NOK	63	29
SEK	1,207	1,024
DKK	637	346
CNY	16	—
Total	29,954	35,441